UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Short-Term Municipal Bond Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                   Principal
                                                                                                   Amount ($)   Value ($)
                                                                                          -------------------------------

Municipal Bonds and Notes 97.0%
Alabama 0.6%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue,
The Club Apartments, Series I, AMT, ETM, 5.65%, 6/1/2008                                   1,875,000           1,977,487
Alabama, Senior Care Revenue, Special Care Finance Authority,
ETM, 5.0%, 11/1/2005                                                                         335,000             337,007
Auburn, AL, General Obligation, 4.85%, 11/1/2011                                             704,678             705,637
Auburn, AL, Industrial Development Board Revenue, Auburn Hotel Ltd. Project:
Series A, AMT, 8.5%, 12/1/2011                                                                60,000              62,866
Series A, AMT, 8.5%, 12/1/2013                                                               500,000             523,885
Auburn, AL, Industrial Development Revenue, Industrial Development
Board, Series A, AMT:
8.25%, 12/1/2009                                                                              95,000              99,460
8.75%, 12/1/2015                                                                              25,000              26,215
                                                                                                             ------------
                                                                                                               3,732,557

Alaska 0.3%
Palmer, AK, Hospital & Health Care Revenue,
Valley Hospital Association, 5.0%, 12/1/2008 (b)                                           1,840,000           1,901,014
                                                                                                             ------------
American Samoa 0.1%
Territory of American Samoa, General Obligation, 6.0%, 9/1/2007 (b)                          780,000             820,966
                                                                                                             ------------
Arizona 3.4%
Arizona, Health Facilities, Authority Hospital System Revenue,
ETM, 6.25%, 9/1/2011 (b)                                                                     505,000             523,326
Casa Grande, AZ, Industrial Development Authority, Multi-Family
Housing Revenue, Quail Gardens Apartments, Series A, 2.37%*, 6/15/2031                       235,000             235,000
Maricopa County, AZ, Industrial Development Authority,
Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028                              320,000             331,357
Phoenix, AZ, Multi-Family Housing Revenue, Industrial Development
Authority, AMT, 5.625%, 7/1/2013 (b)                                                         125,000             130,165
Pima County, AZ, Higher Education Revenue, Industrial Development
Authority, Series A, 5.0% , 5/1/2013 (b)                                                   2,745,000           2,888,344
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013                                   630,000             616,581
Tucson, AZ, Multi-Family Housing Revenue, Industrial Development
Authority, Series A, 2.34%*, 1/15/2032                                                    17,950,000          17,950,000
                                                                                                             ------------
                                                                                                              22,674,773

Arkansas 1.9%
Arkansas, Development Finance Authority, Single Family Mortgage
Revenue, Series A, 8.0%, 8/15/2011                                                           100,000             100,289
Chicot County, AR, Sales & Special Tax Revenue,
Sales & Use Tax, 4.15%, 7/1/2026 (b)                                                         750,000             739,140
Little Rock, AR, Residential Housing & Public Facility Board,
Series B, Zero Coupon, 7/15/2011                                                             100,000              66,475
Malvern, AR, Sales & Special Tax Revenue:
2.375%, 9/1/2014 (b)                                                                          10,000              10,019
3.375%, 9/1/2013 (b)                                                                         150,000             149,944
3.625%, 9/1/2012 (b)                                                                         250,000             248,710
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (b)                   11,205,000          11,306,853
Springdale, AR, Residential Housing & Healthcare Facility Board,
Series A, 7.65%, 9/1/2011                                                                     22,555              23,510
                                                                                                             ------------
                                                                                                              12,644,940

California 9.2%
Abag, CA, Finance Authority for Nonprofit Corp.,
Amber Court Associates, 2.27%*, 12/15/2032                                                 5,500,000           5,500,000
Abag, CA, Finance Authority for Nonprofit Corp.,
American Baptist Homes, Series A, 5.5%, 10/1/2007                                            135,000             139,321
Allan Hancock, CA, Community College, Certificates of Participation,
Series A, 7.625%, 10/1/2005                                                                  210,000             211,775
California, Affordable Housing, Multi-Family Revenue,
Westridge Hilltop, Series A, 2.27%*, 9/15/2033                                             1,450,000           1,450,000
California, Higher Education Revenue, Public Works Board High
Technology, Series A, 7.75%, 8/1/2006                                                         20,000              20,431
California, Single Family Housing Revenue, Housing Finance Agency,
Series R, AMT, 4.4%, 8/1/2024 (b)                                                            150,000             150,012
California, Single Family Housing Revenue, Mortgage
Finance Authority, AMT, 6.75%, 3/1/2029                                                      130,000             130,718
California, State General Obligation:
4.25%, 11/1/2006                                                                             250,000             254,500
4.55%, 12/1/2006                                                                             200,000             203,974
5.0%, 12/1/2005                                                                            3,840,000           3,870,106
5.0%, 6/1/2006                                                                             1,500,000           1,528,020
5.25%, 10/1/2005                                                                           2,400,000           2,410,536
5.25%, 3/1/2007                                                                              575,000             595,746
5.5%, 9/1/2005                                                                             1,000,000           1,002,490
5.5%, 10/1/2005                                                                              300,000             301,443
6.0%, 10/1/2006                                                                              100,000             103,678
6.2%, 9/1/2005                                                                               775,000             777,395
6.25%, 6/1/2006                                                                              415,000             426,952
6.3%, 9/1/2006                                                                               100,000             103,744
6.3%, 10/1/2006                                                                              620,000             644,862
6.5%, 9/1/2006                                                                               200,000             207,914
6.5%, 2/1/2007                                                                               500,000             526,165
6.75%, 6/1/2006                                                                            2,000,000           2,065,820
6.75%, 4/1/2007                                                                              500,000             530,880
7.0%, 4/1/2006                                                                               335,000             344,413
7.0%, 10/1/2006                                                                            1,325,000           1,388,587
California, State Revenue Lease, Public Works Board,
Department of Corrections:
Series D, 4.0%, 12/1/2006                                                                  1,975,000           2,005,296
Series A, 5.25%, 1/1/2007 (b)                                                              3,000,000           3,091,440
California, State Revenue Lease, Statewide Communities
Development Corp., 5.0%, 10/1/2005                                                           180,000             180,632
California, Water Resource Development, Series Q, 5.1%, 3/1/2008                             170,000             170,326
California Statewide, Communities Development Authority,
Multi-Family Housing Revenue:
4.5%, 1/1/2006 (b) (c)                                                                        30,000              29,878
AMT, 4.7%, 10/15/2012                                                                      1,185,000           1,235,398
California Statewide, Communities Development Authority, Multi-Family
Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012                          375,000             379,230
California Statewide, Communities Development Authority, Multi-Family
Housing Revenue, Kaiser Permanente, Series G, 2.3%, 4/1/2034                               4,000,000           3,935,360
Carlsbad, CA, Multi-Family Housing Revenue, Series A,
AMT, 3.7%, 2/1/2013, The Provident Bank (a)                                                  640,000             639,974
Delta County, CA, California Home Mortgage Finance, Pacific Mortgage
Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (b)                                          45,000              45,568
Foster City, CA, Public Housing Revenue, Community Development
Agency Tax Allocation, AMT, 6.75%, 9/1/2020                                                1,305,000           1,335,054
Los Angeles, CA, Harbor Department Revenue, AMT, Series B, 5.25%, 11/1/2011                7,095,000           7,330,767
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007                                 55,000              56,236
Orange County, CA, Apartment Development Revenue, Laguna
Summit Apartments, Series X, 2.34%*, 11/1/2009                                             2,400,000           2,400,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012                        250,000             249,525
San Diego, CA, Housing Authority Multi-Family Housing Revenue,
Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013                                 1,125,000           1,153,080
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission
Community Sales, Series A, ETM, 6.0%, 4/1/2008                                             1,280,000           1,353,869
San Joaquin County, CA, Certificates of Participation,
General Hospital Project, 5.25%, 9/1/2014 (b)                                              2,475,000           2,680,549
Simi Valley, CA, Multi-Family Housing Revenue, Meadowood
Village Apartments, 5.4%, 2/1/2026                                                           700,000             719,418
Southern CA, Metropolitan Water District, Water Works Revenue,
Series C, Prerefunded, 5.0%, 7/1/2027                                                      6,330,000           6,532,117
Taft, CA, Core City General Obligation Lease, Public Funding Authority,
Series A, 5.95%, 1/1/2011                                                                  1,750,000           1,830,447
                                                                                                             ------------
                                                                                                              62,243,646

Colorado 4.5%
Adams County, CO, Multi-Family Housing Revenue, Series A, 2.41%*, 1/15/2014                6,250,000           6,250,000
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project, AMT:
5.6%, 12/1/2012, Colorado National (a)                                                       245,000             251,260
5.8%, 12/1/2017, Colorado National (a)                                                       355,000             363,172
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011                      365,000             365,212
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010                          20,000              20,341
Central Platte Valley, CO, Core City, General Obligation,
Metropolitan District, Series A, 5.0%, 12/1/2031, US Bank NA (a)                           1,750,000           1,844,360
Colorado, Housing & Finance Authority, Multi-Family Housing Program:
2.36%*, 2/15/2028                                                                          1,515,000           1,515,000
Series C, AMT, 3.95%, 10/1/2008                                                              800,000             811,552
Colorado, Housing & Finance Authority, Single Family
Housing Revenue, Series B, 4.875%, 4/1/2007                                                   35,000              35,094
Colorado, Housing Finance Authority, Single Family Program,
Series B-2, AMT, 6.4%, 11/1/2024                                                             140,000             144,095
Colorado, Single Family Housing Revenue, Housing & Finance Authority,
Series A-2, AMT, 7.25%, 5/1/2027                                                             265,000             267,690
Colorado, Single Family Housing Revenue, Housing & Finance Authority, AMT:
5.0%, 5/1/2032 (b)                                                                         2,625,000           2,693,171
5.2%, 12/1/2005                                                                              725,000             729,481
Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016 (b)                                                             500,000             542,070
Series B, 5.625%, 12/15/2016 (b)                                                           1,250,000           1,355,175
Colorado, Transportation/Tolls Revenue, Public Highway Authority,
Series C, 4.9%, 9/1/2010 (b)                                                               4,500,000           4,700,610
Denver, CO, City and County, Medical Facilities Revenue, 5.0%, 8/1/2007                    3,525,000           3,669,067
Denver, CO, City and County, Single Family Mortgage Revenue,
AMT, Zero Coupon, 8/1/2029                                                                 7,980,000           1,955,100
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012                  600,000             607,890
Garfield Pitkin & Eagle Counties, CO, General Obligation,
School District No. RE-1, Series A, 5.0%, 12/15/2015 (b)                                   1,000,000           1,093,630
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010                         1,290,000           1,368,535
                                                                                                             ------------
                                                                                                              30,582,505

Connecticut 3.0%
Connecticut, Sales & Special Tax Revenue, Series B, 5.5%, 10/1/2013 (b)                    5,160,000           5,373,882
Mashantucket, CT, Sports, Expo & Entertainment Revenue,
Western Pequot Tribe, Series A, Prerefunded, 144A, 6.4%, 9/1/2011                          9,085,000           9,706,505
Stamford, CT, Multi-Family Housing Revenue, Housing Authority,
AMT, 4.75%, 12/1/2028                                                                      5,125,000           5,262,299
                                                                                                             ------------
                                                                                                              20,342,686

Delaware 0.4%
Delaware, Economic Development Authority Revenue,
Delmarva Power & Light Co., AMT, 5.65%, 7/1/2028                                             825,000             877,932
Delaware, State Health Facilities Authority Revenue, Medical Center
of Delaware, Series B, Prerefunded, 6.5%, 10/1/2013 (b)                                    1,875,000           1,959,919
Delaware, State Housing Authority Revenue, Single Family Mortgage,
Series A, AMT, 5.3%, 1/1/2026 (b)                                                             75,000              75,516
                                                                                                             ------------
                                                                                                               2,913,367

District of Columbia 2.5%
District of Columbia, Higher Education Revenue, 5.75%, 10/1/2016 (b)                       5,985,000           6,231,761
District of Columbia, Housing Finance Agency, Multi-Family Housing
Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009                                             200,000             205,470
District of Columbia, Housing Finance Agency, Multi-Family Housing
Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010                                      935,000             983,349
District of Columbia, Sales & Special Tax Revenue, Convention Center
Authority, 5.25%, 10/1/2014 (b)                                                            2,500,000           2,665,375
District of Columbia, Tax & Revenue Anticipation Notes, 3.5%, 9/30/2005                    7,000,000           7,009,940
                                                                                                             ------------
                                                                                                              17,095,895

Florida 3.7%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage
Revenue, Series B, 6.5%, 9/1/2022                                                            257,000             258,272
Brevard County, FL, Multi-Family Housing Revenue, Series A, 6.9%, 2/1/2027                 2,540,000           2,603,119
Broward County, FL, Water & Sewer Utility Revenue,
Prerefunded, 6.875%, 9/1/2008                                                                135,000             139,267
Dade County, FL, Port Authority Revenue, Series C,
Prerefunded, 5.5%, 10/1/2007                                                                 180,000             181,651
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007                140,000             150,275
Florida, Board of Public Education, ETM, 6.2%, 5/1/2006                                      500,000             507,285
Florida, Department of Environmental Protection Preservation Revenue,
Series A, 5.75%, 7/1/2012 (b)                                                              7,050,000           7,864,768
Florida, Housing Finance Agency, Multi-Family Housing Revenue,
5.5%, 11/1/2005, First Nationwide Bank (a)                                                   150,000             150,270
Florida, Multi-Family Housing Revenue, Housing Finance Corp.,
Series I-A, 2.34%*, 7/1/2031                                                               2,000,000           2,000,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue,
Sun Lake Apartments Project, Series B, 5.375%, 11/1/2025                                     305,000             305,671
Pinellas County, FL, Single Family Housing Revenue, Housing Authority,
4.6%, 12/1/2010 (b)                                                                        7,580,000           7,924,966
Tampa, FL, Allegany Health System Revenue,
St. Mary's, ETM, 5.75%, 12/1/2007 (b)                                                      2,750,000           2,824,085
Tampa, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2005                                 70,000              69,672
                                                                                                             ------------
                                                                                                              24,979,301

Georgia 5.0%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Revenue,
Shamrock Gardens Apartments Project, AMT, 5.1%, 10/1/2014                                    350,000             363,174
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010                 205,000             219,569
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge
Apartments Project, AMT, 4.9%, 3/1/2008                                                      245,000             253,448
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%, 1/1/2016 (b)                       250,000             261,645
Clayton County, GA, Multi-Family Housing Revenue, 2.34%*, 7/1/2032                         5,900,000           5,900,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue,
Oakley Run Apartments Project, 4.75%, 3/1/2032                                             2,880,000           2,919,226
De Kalb County, GA, Industrial Development Authority, 4.55%, 12/1/2028                       250,000             257,540
Decatur, GA, Industrial Development Revenue, Downtown Development
Authority, 5.15%, 11/1/2008                                                                2,175,000           2,185,157
Douglas County, GA, Housing Authority, Multi-Family Housing Revenue,
Millwood Park Apartments, AMT, 5.1%, 1/1/2009                                                215,000             220,571
Fulton County, GA, Housing Authority, Multi-Family Housing Revenue,
Champions Green Apartments, Series B, 2.36%*, 10/1/2025                                      140,000             140,000
Georgia, Municipal Electric Authority, Power Revenue, Series V, 6.4%, 1/1/2007             1,605,000           1,679,231
Roswell, GA, Housing Authority, Multi-Family Revenue,
Housing Chambrel Roswell, 2.34%*, 11/15/2032                                              19,080,000          19,080,000
                                                                                                             ------------
                                                                                                              33,479,561

Hawaii 0.2%
Hawaii, State Housing Finance & Development Corp., Single Family
Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012                                            1,290,000           1,299,791
                                                                                                             ------------
Idaho 0.7%
Bingham County, ID, Industrial Development Revenue, Industrial Development
Corporation Idaho Supreme Potatoes, Inc., AMT:
5.15%, 11/1/2005, First Security Bank (a)                                                    265,000             265,443
5.2%, 11/1/2006, First Security Bank (a)                                                     290,000             290,461
5.3%, 11/1/2007, First Security Bank (a)                                                     305,000             305,439
5.4%, 11/1/2008, First Security Bank (a)                                                     325,000             325,439
5.5%, 11/1/2009, First Security Bank (a)                                                     355,000             355,465
5.6%, 11/1/2010, First Security Bank (a)                                                      80,000              80,103
5.7%, 11/1/2011, First Security Bank (a)                                                      85,000              85,105
5.8%, 11/1/2012, First Security Bank (a)                                                      90,000              90,109
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014                                                                   55,000              56,652
Series E, 5.95%, 7/1/2020                                                                    150,000             151,377
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023                                                                               295,000             301,401
5.15%, 7/1/2023                                                                              930,000             961,053
5.4%, 7/1/2021                                                                               210,000             219,444
5.95%, 7/1/2019                                                                              880,000             921,501
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Sub Series H-2:
5.1%, 7/1/2020                                                                               210,000             211,388
5.85%, 1/1/2014                                                                              225,000             228,141
Idaho Falls, ID, Electric Revenue, ETM, 10.25%, 4/1/2006                                      70,000              73,234
                                                                                                             ------------
                                                                                                               4,921,755

Illinois 5.6%
Chicago, IL, Core City General Obligation, Tax Increment,
Series A, 6.25%, 11/15/2013 (b)                                                              500,000             554,830
Chicago, IL, Single Family Mortgage Revenue, AMT:
3.5%, 4/1/2026                                                                               295,000             296,475
6.3%, 9/1/2029                                                                               495,000             515,468
Chicago, IL, Transportation/Tolls Revenue, Skyway Toll Bridge,
5.375%, 1/1/2016 (b)                                                                       3,320,000           3,498,517
Elgin, IL, Core City General Obligation, 6.0%, 1/1/2013                                    1,000,000           1,112,180
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015                       1,370,000           1,485,395
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028                                                                  6,053,000           6,248,451
7.75%, 3/1/2028                                                                            5,518,000           5,835,175
7.75%, 3/1/2029                                                                            4,829,000           5,161,428
Illinois, Development Finance Authority, Gas Supply Revenue,
Peoples Gas Ltd., Series B, 3.05%, 2/1/2033 (b)                                              600,000             596,022
Illinois, Development Finance Authority, Midwestern University,
Series B, 4.625%, 5/15/2006                                                                  540,000             546,010
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (b)                       1,000,000           1,065,770
Illinois, Health Facilities Authority, Midwest Group Ltd.,
5.375%, 11/15/2008                                                                         1,655,000           1,687,239
Illinois, Health Facilities Revenue Authority, Ravenswood Hospital
Medical Center Project, ETM, 7.25%, 8/1/2006                                                  30,000              30,612
Illinois, Industrial Development Finance Authority, Rayner & Rinn-Scott
Project, AMT, 6.35%, 6/1/2015, Harris Trust & Savings Bank (a)                               195,000             208,510
Illinois, Tolls Highway Authority, Prerefunded, 6.75%, 1/1/2010                               87,000              89,378
Illinois, Unemployment Insurance Funding Building Receipts Revenue,
Series A, 5.0%, 12/15/2007 (b)                                                             5,000,000           5,235,850
McCook, IL, Hospital & Healthcare Revenue,
4.25%, 12/1/2014, LaSalle Bank NA (a)                                                        775,000             775,031
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013                            1,650,000           1,623,220
Urbana, IL, Residential Mortgage Revenue, ETM, 7.3%, 9/1/2006                              1,115,000           1,118,412
                                                                                                             ------------
                                                                                                              37,683,973

Indiana 1.3%
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015               2,930,000           3,013,329
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014                         1,000,000           1,000,900
Indianapolis, IN, Local Public Improvement, ETM, 7.9%, 2/1/2007                              235,000             238,354
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority Facility,
3.4%, 11/1/2007 (b)                                                                        1,120,000           1,124,995
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments
Project, AMT, 5.15%, 6/1/2024                                                              2,965,000           3,044,699
Tipton, IN, School District General Obligation, School Building Corp.,
5.55%, 7/15/2012 (b)                                                                         335,000             367,103
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009                           190,000             199,453
                                                                                                             ------------
                                                                                                               8,988,833

Kansas 2.0%
Kansas, Development Finance Authority, Multi-Family Housing,
Four Seasons Apartment Project, AMT:
5.3%, 10/1/2007, Mercantile Bank (a)                                                          90,000              90,847
5.6%, 10/1/2019, Mercantile Bank (a)                                                         780,000             789,266
Kansas City, KS, Multi-Family, Rainbow Heights
Apartments, 4.95%, 12/1/2007                                                                 995,000           1,008,234
Lenexa, KS, Multi-Family Housing Revenue, Series A, 2.34%*, 2/1/2023                       7,970,000           7,970,000
Prairie Village, KS, Multi-Family Housing Revenue,
Series PJ, 2.34%*, 11/1/2030                                                                 300,000             300,000
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes
Apartments, AMT, 4.35%, 2/1/2013                                                           1,270,000           1,280,770
Wellington, KS, Water & Sewer Revenue, Electric Waterworks
and Sewer, Utility System, 7.05%, 5/1/2006 (b)                                               280,000             288,879
Wichita, KS, Hospital Revenue, ETM, 7.0%, 3/1/2006                                            95,000              96,759
Wyandotte County, KS, Unified Government Special Obligation Revenue,
Sales Tax-1st Lien Area, Series B, 3.75%, 12/1/2012, Citibank NA (a)                       1,590,000           1,590,000
                                                                                                             ------------
                                                                                                              13,414,755

Kentucky 0.6%
Kentucky, Asset & Liability Commission Generated Fund, Tax & Revenue
Anticipation Notes, Series A, 4.0%, 6/28/2006                                              4,000,000           4,045,520
Kentucky, Multi-Family Housing Revenue, Section Eight
Assisted Programs, 5.4%, 1/1/2009 (b)                                                         10,000              10,016
Kentucky, Turnpike Authority, Prerefunded, 5.5%, 7/1/2007                                     80,000              81,738
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009                                 50,000              51,634
                                                                                                             ------------
                                                                                                               4,188,908

Louisiana 0.3%
Jefferson, LA, Hospital & Healthcare Revenue, Hospital Service,
Subject to Crossover, 5.25%, 12/1/2015 (b)                                                 1,000,000           1,007,470
Louisiana, State Health Education Authority, Lease Rent Revenue,
Tulane University Medical Center, ETM, 7.875%, 7/1/2009                                      180,000             198,517
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (b)                     670,000             696,786
                                                                                                             ------------
                                                                                                               1,902,773

Maine 1.1%
Maine, Finance Revenue Authority, Electronic Rate Stabilization,
AMT, 5.2%, 7/1/2018 (b)                                                                    1,005,000           1,015,904
Maine, Hospital & Healthcare Revenue, ETM, 6.625%, 9/1/2005                                    5,000               5,018
Maine, Municipal Board Bank:
Series E, 5.7%, 11/1/2016 (b)                                                              3,135,000           3,309,400
Series B, 5.85%, 11/1/2013 (b)                                                             3,125,000           3,304,594
                                                                                                             ------------
                                                                                                               7,634,916

Maryland 0.2%
Prince Georges County, MD, Housing Authority, Single Family
Mortgage Revenue, Series A, AMT, 7.0%, 8/1/2033                                              420,000             424,704
Prince Georges County, MD, Public Housing Revenue,
Medical Housing Authority:
Series A, AMT, 3.9%, 8/20/2012                                                               440,000             439,291
Series A, AMT, 5.6%, 12/1/2034                                                               255,000             259,279
Prince Georges County, MD, Single Family
Housing Revenue, AMT, 7.4%, 8/1/2032                                                         555,000             565,268
                                                                                                             ------------
                                                                                                               1,688,542

Massachusetts 1.3%
Lynn, MA, Water & Sewer Commission Generated Revenue,
Series A, Prerefunded, 5.125%, 12/1/2017 (b)                                               3,000,000           3,177,960
Massachusetts, Airport Revenue, Port Authority,
Series B, AMT, 5.25%, 7/1/2014 (b)                                                         1,385,000           1,445,358
Massachusetts, Development Finance Agency, Curry College,
Series A, 4.6%, 3/1/2009 (b)                                                                 100,000             102,952
Massachusetts, Development Finance Agency, Northern Berkshire
Community College, Series A:
5.75%, 8/15/2008 (b)                                                                         400,000             424,760
5.75%, 8/15/2009 (b)                                                                         400,000             429,600
5.75%, 8/15/2010 (b)                                                                         450,000             485,289
Massachusetts, Higher Education Revenue, Curry College,
Series A, 3.875%, 3/1/2015 (b)                                                               655,000             639,739
Massachusetts, Industrial Finance Agency, AMES Safety Envelope Co.,
AMT, 5.91%, 9/1/2005, Citizens Bank (a)                                                       40,000              40,065
Massachusetts, State School Building Authority, Dedicated Sales
Tax Revenue, Series A, 5.0%, 8/15/2012 (b)                                                 2,000,000           2,177,760
                                                                                                             ------------
                                                                                                               8,923,483

Michigan 1.3%
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (b)                                   185,000             206,815
Michigan, Higher Education Revenue, Higher Education Student
Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (b)                                    1,000,000             987,040
Michigan, Hospital Finance Authority Revenue, Ascension Health,
Series A, 5.0%, 5/1/2012                                                                   1,500,000           1,605,345
Michigan, Housing Development Authority,
Multi-Family Revenue, 5.2%, 8/20/2005 (c)                                                      7,000               7,002
Michigan, Housing Development Authority, Multi-Family Revenue,
Courtyards of Taylor, Series A, 2.34%*, 8/15/2032                                          4,155,000           4,155,000
Michigan, Strategic Fund, Limited Obligation Revenue,
Ford Motor Co., 7.1%, 2/1/2006                                                               125,000             126,579
Michigan, Strategic Fund, Limited Obligation Revenue,
United Jewish Project, 5.75%, 1/1/2012, Bank One NA (a)                                    1,400,000           1,400,728
                                                                                                             ------------
                                                                                                               8,488,509

Minnesota 0.6%
Cambridge, MN, Mortgage Revenue, Health Care Center,
Series A, 5.4%, 11/20/2005                                                                    25,000              25,174
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor,
Series A, AMT, 3.875%, 7/1/2014                                                              880,000             859,197
Minnesota, Higher Education Facilities Authority Revenue,
Carleton College, 5.625%, 3/1/2007                                                           135,000             135,336
Minnesota, Single Family Housing Revenue,
Housing Finance Agency, 5.2%, 1/1/2017                                                     1,745,000           1,785,432
Monticello, MN, School District #882, 5.4%, 2/1/2015 (b)                                   1,500,000           1,518,360
                                                                                                             ------------
                                                                                                               4,323,499

Mississippi 0.4%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional
Health Center, Series A, 5.0%, 10/1/2008                                                   1,450,000           1,481,871
Mississippi, Business Finance Corp., Landau Uniforms Project,
AMT, 5.9%, 9/1/2005, National Bank of Commerce (a)                                           265,000             265,488
Mississippi, Business Finance Corp., Wesley Manor Retirement
Community, 6.4%, 11/20/2007 (c)                                                               10,000              10,227
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031                              895,000             946,310
                                                                                                             ------------
                                                                                                               2,703,896

Missouri 4.9%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (b)                                     415,000             423,329
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment,
Series B, 4.4%, 4/15/2014                                                                  1,195,000           1,198,561
Jackson County, MO, Hospital & Healthcare Revenue,
St. Joseph Hospital, ETM, 7.5%, 6/1/2010                                                   1,065,000           1,176,442
Kansas City, MO, Core City General Obligation, Streetlight Project,
Series A, 5.75%, 2/1/2012                                                                    100,000             110,816
Kansas City, MO, Industrial Development Authority,
Multi-Family Housing Revenue, 2.34%*, 11/1/2030                                           15,900,000          15,900,000
Kansas City, MO, Industrial Development Authority, Multi-Family
Housing Revenue, Coach House North Apartments, 2.34%*, 11/1/2030                           4,250,000           4,250,000
Missouri, Development Finance Board, Greater St. Louis Project,
4.9%, 9/1/2010, Bank of America NA (a)                                                       685,000             711,400
Missouri, Environmental Improvement & Energy Resources Authority,
Water Pollution Control, State Revolving Funds Program,
Series B, 5.0%, 1/1/2007                                                                   3,450,000           3,554,294
Missouri, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Series B, 4.6%, 3/1/2007 (b) (c)                                        70,000              69,280
Missouri, Housing Development Community, Single Family Mortgage,
Series C, 6.55%, 9/1/2028                                                                    200,000             205,832
Missouri, Housing Development Community, Single Family Mortgage,
AMT, 7.45%, 9/1/2031                                                                         240,000             249,194
Missouri, Single Family Housing Revenue, Housing Development,
Series B-2, AMT, 5.75%, 3/1/2019                                                              15,000              15,337
Missouri, Single Family Housing Revenue, Housing
Development Community Mortgage:
Series C, AMT, 7.25%, 9/1/2026                                                               290,000             291,001
Series A-2, AMT, 7.3%, 3/1/2028                                                              475,000             476,672
Missouri, State Housing Development, Commission Single Family Mortgage
Revenue, Homeownership Loan Program, Series C, AMT, 5.6%, 9/1/2035                         2,875,000           3,085,191
St. Charles County, MO, Industrial Development Authority, Health Care
Facilities Revenue, Garden View Care Center Project, AMT,
5.4%, 11/15/2016, US Bank NA (a)                                                           1,480,000           1,518,287
St. Louis County, MO, Single Family Mortgage, 9.25%, 10/1/2016 (b)                            10,000              10,104
                                                                                                             ------------
                                                                                                              33,245,740

Montana 0.3%
Great Falls, MT, Multi-Family Housing Revenue, AMT,
4.9%, 1/1/2038, US Bank NA (a)                                                             1,975,000           2,026,469
                                                                                                             ------------
Nebraska 0.8%
Clay County, NE, Industrial Development Revenue,
Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank NA (a)                                                             815,000             837,494
5.25%, 3/15/2014, US Bank NA (a)                                                           1,610,000           1,653,551
Fillmore County, NE, Industrial Development Revenue,
Omalley Grain, Inc. Project, AMT:
4.4%, 12/1/2005, US Bank NA (a)                                                              170,000             170,488
4.5%, 12/1/2006, US Bank NA (a)                                                              175,000             176,176
4.6%, 12/1/2007, US Bank NA (a)                                                              185,000             186,304
4.7%, 12/1/2008, US Bank NA (a)                                                              190,000             191,395
5.0%, 12/1/2010, US Bank NA (a)                                                               45,000              45,401
5.0%, 12/1/2011, US Bank NA (a)                                                              180,000             181,364
5.1%, 12/1/2012, US Bank NA (a)                                                              135,000             135,945
5.2%, 12/1/2013, US Bank NA (a)                                                              195,000             196,312
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (b)                         1,345,000           1,356,311
                                                                                                             ------------
                                                                                                               5,130,741

Nevada 1.5%
Clark County, NV, Industrial Development Revenue,
Nevada Power Company, 7.2%, 10/1/2022 (b)                                                  6,630,000           6,817,364
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030                                                              510,000             511,867
Series B-1, 5.25%, 10/1/2017                                                                 810,000             816,172
Nevada, Housing Division, Single Family Mortgage,
Series A, AMT, 5.15%, 10/1/2014                                                              115,000             117,508
Nevada, Single Family Housing Revenue, Housing Division,
Series A-2, AMT, 5.2%, 10/1/2018                                                             485,000             487,352
Washoe, NV, Housing Finance Corp., Multi-Family Revenue,
Golden Apartments II, 6.875%, 7/1/2021 (b)                                                    40,000              40,066
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (b)                                   1,055,000           1,067,312
                                                                                                             ------------
                                                                                                               9,857,641

New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT,
6.125%, 1/1/2018, Landesbank Hessen-Thuringen (a)                                             50,000              50,453
                                                                                                             ------------
New Jersey 1.3%
Gloucester County, NJ, Public Improvement Authority,
Electric Mobility Project, AMT:
4.7%, 11/1/2005                                                                              105,000             105,502
4.75%, 11/1/2006                                                                             110,000             112,479
4.8%, 11/1/2007                                                                              115,000             119,253
5.0%, 11/1/2008                                                                              125,000             130,910
5.0%, 11/1/2010                                                                              215,000             223,841
Keansburg, NJ, Elderly Housing Mortgage Revenue,
HUD Section 8, 5.625%, 3/1/2011                                                              300,000             302,595
Livingston, NJ, School District Revenue,
Board of Education, 144A, 3.8%, 8/1/2014                                                   1,238,920           1,242,674
New Jersey, Economic Development Authority Revenue,
Cigarette Tax, 5.0%, 6/15/2008                                                             2,150,000           2,240,773
New Jersey, Economic Development Authority Revenue,
School Facilities Construction:
Series F, 5.0%, 6/15/2009                                                                  2,000,000           2,123,480
Series I, 5.0%, 9/1/2009                                                                   1,500,000           1,593,210
New Jersey, State General Obligation, Educational Facilities Authority
Revenue, Series B, 5.0%, 7/1/2008 (b)                                                        665,000             686,612
                                                                                                             ------------
                                                                                                               8,881,329

New Mexico 0.8%
New Mexico, Single Family Housing Revenue, Mortgage
Finance Authority, AMT, 6.5%, 1/1/2018                                                       438,700             440,222
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%, 3/1/2010                       1,000,000           1,022,740
New Mexico, Student Loans Revenue, Educational Assistance,
Series IV-A1, AMT, 6.7%, 3/1/2006                                                          3,730,000           3,800,236
                                                                                                             ------------
                                                                                                               5,263,198

New York 10.4%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008                                      240,000             244,817
New York, Port Authority Revenue, Series 6, AMT, 6.0%, 12/1/2006 (b)                         740,000             768,571
New York, State Dormitory Authority Revenue, Mental Health Services:
Series D-2A, 2.3%*, 2/15/2031 (b)                                                         10,000,000          10,000,000
Series B, Prerefunded, 5.125%, 8/15/2021 (b)                                               2,120,000           2,189,769
New York,  State General Obligation, Series C, 5.375%, 10/1/2011 (b)                       1,000,000           1,014,410
New York, Thruway Authority Revenue, Series A, 2.25%, 10/6/2005                           10,000,000           9,993,400
New York, Tobacco Settlement Financing Corp.:
Series A-1, 5.0%, 6/1/2010                                                                    10,000              10,019
Series C-1, 5.25%, 6/1/2013                                                               14,595,000          15,394,076
New York, Urban Development Corp. Revenue, Correctional Capital
Facilities, Series 6, Prerefunded, 5.625%, 1/1/2017                                        8,950,000           9,240,248

New York, NY, General Obligation:
Series E, 5.0%, 11/1/2009                                                                  5,000,000           5,319,300
Series G, 5.0%, 12/1/2012                                                                  6,000,000           6,472,200
Series G, 5.0%, 12/1/2015                                                                  3,060,000           3,293,141
Series I, Prerefunded, 5.875%, 3/15/2012                                                   1,945,000           2,012,706
Series C, ETM, 7.25%, 2/1/2006 (b)                                                           575,000             588,300
New York, NY, Higher Education Revenue, Dormitory Authority,
Series A, 5.25%, 5/15/2013                                                                   585,000             640,487
New York, NY, Hospital & Healthcare Revenue, Dormitory Authority,
5.25%, 7/1/2012 (b)                                                                        3,000,000           3,194,490
                                                                                                             ------------
                                                                                                              70,375,934

North Carolina 0.9%
North Carolina, General Obligation, Public Improvement,
Series A, 5.0%, 3/1/2006                                                                   1,000,000           1,013,780
Wake County, NC, General Obligation, Series B, 4.5%, 2/1/2006                              4,820,000           4,865,260
                                                                                                             ------------
                                                                                                               5,879,040

North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007                                       100,000             103,486
                                                                                                             ------------
Ohio 2.6%
Bowling Green, OH, Multi-Family Revenue,
Village Apartments, 4.75%, 9/20/2011                                                         260,000             270,226
Cuyahoga County, OH, Industrial Development Revenue,
Chippewa, 6.6%, 8/1/2015                                                                     250,000             255,507
Cuyahoga County, OH, Multi-Family Housing Revenue,
Series A, AMT, 3.6%, 10/20/2013                                                            2,105,000           2,069,573
Dayton, OH, Hospital Revenue, Good Samaritan, ETM, 6.0%, 12/1/2005                            70,000              70,594
Franklin County, OH, Multi-Family Revenue,
Lincoln Park Project, AMT, 5.65%, 4/20/2013                                                  295,000             313,089
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments,
Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (a)                                   915,000             936,201
Lima, OH, Hospital & Healthcare Revenue, ETM, 7.5%, 11/1/2006                                165,000             170,405
Mason, OH, Health Care Facilities, MCV Health Care Facilities
Project, 5.25%, 2/20/2020                                                                     45,000              47,356
Middletown, OH, Improvement Revenue, ETM, 6.375%, 4/1/2006                                    15,000              15,317
Montgomery County, OH, General Obligation, 5.0%, 12/1/2016 (b)                             4,245,000           4,629,894
Ohio, Building Authority, Astro Instrumentation LLC, AMT:
5.0%, 6/1/2015                                                                               485,000             497,760
5.45%, 6/1/2022                                                                              660,000             691,918
Ohio, Higher Education Revenue, Higher Educational Facilities,
2.3%, 11/15/2006                                                                             250,000             248,040
Ohio, Housing Finance Agency, Single Family Mortgage,
Series A, 5.75%, 4/1/2016 (b)                                                                305,000             305,357
Ohio, Industrial Development Revenue, Economic Development:
Series 4, AMT, 6.15%, 12/1/2005                                                              145,000             146,257
Series 4, AMT, 6.2%, 6/1/2006                                                                150,000             152,905
Ohio, Major State Infrastructure Revenue, Series 1, 5.0%, 6/15/2006                        6,000,000           6,118,680
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (b)                                       390,000             417,405
Ohio, Water Development Authority, Pollution Control Facilities Revenue,
Republic Steel Project, ETM, 6.375%, 6/1/2007                                                 25,000              26,039
                                                                                                             ------------
                                                                                                              17,382,523

Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority,
Single Family Mortgage, Series A, 8.6%, 7/1/2010                                              35,000              30,304
Comanche County, OK, Home Finance Authority Mortgage Revenue,
Multi-Family FHA Diplomat, 5.2%, 12/1/2013                                                   560,000             590,268
Tulsa, OK, Industrial Revenue Authority, Hillcrest Medical Center,
ETM, 6.5%, 4/1/2007                                                                          240,000             249,141
                                                                                                             ------------
                                                                                                                 869,713

Oregon 0.7%
Oregon, Public Housing Revenue, Housing & Community Services
Department, Series A, AMT, 4.0%, 8/1/2016                                                  1,955,000           1,901,492
Portland, OR, Multi-Family Housing Authority Revenue:
AMT, 6.125%, 5/1/2017, US National Bank of Oregon (a)                                      1,545,000           1,576,487
AMT, 6.3%, 5/1/2029, US National Bank of Oregon (a)                                        1,000,000           1,023,840
                                                                                                             ------------
                                                                                                               4,501,819

Pennsylvania 7.3%
Allegheny County, PA, Higher Education Revenue,
Series A, 4.65%, 11/15/2005 (b)                                                              125,000             125,551
Allegheny County, PA, Hospital Development Authority:
5.15%, 12/1/2009 (b)                                                                       2,675,000           2,743,534
5.2%, 12/1/2010 (b)                                                                        5,000,000           5,136,900
Allegheny County, PA, Residential Finance Mortgage Revenue Authority,
Single Family Mortgage, Series DD-2, AMT, 4.8%, 11/1/2007                                    100,000             103,063
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009                                       105,000             115,189
Beaver County, PA, Industrial Development & Pollution
Control Revenue Authority, 6.0%, 5/1/2007                                                    125,000             128,738
Cambria County, PA, County General Obligation, Series A, 6.2%, 8/15/2021 (b)                  35,000              35,449
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009                                   15,000              16,357
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (b)                   1,150,000           1,215,872
Delaware County, PA, College Revenue Authority, Series A, 5.15%, 10/1/2013 (b)               300,000             310,122
Delaware County, PA, College Revenue Authority, Eastern College, Series B:
4.75%, 10/1/2006                                                                             200,000             202,142
4.85%, 10/1/2007                                                                             205,000             209,204
4.95%, 10/1/2008                                                                             345,000             355,309
Delaware County, PA, Hospital & Healthcare Revenue, Series B, 3.5%, 4/1/2034                 250,000             248,452
Delaware County, PA, Senior Care Revenue, Elwyn Inc.,
Project, 6.0%, 6/1/2011 (b)                                                                2,750,000           2,890,030
Delaware County, PA, Water & Sewer Revenue, Industrial Development
Authority, Series B, AMT, 3.75%, 6/1/2010 (b)                                                935,000             937,104
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.55%, 6/15/2008 (b)                                                                       1,070,000           1,112,308
5.65%, 6/15/2009 (b)                                                                       1,135,000           1,179,344
Langhorne, PA, Hospital Revenue, Franciscan Health,
St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (b)                               1,770,000           1,826,905
Lehigh County, PA, Hospital & Healthcare Revenue,
General Purpose Authority, 5.3%, 11/15/2005 (b)                                              565,000             569,283
McCandless, PA, Sanitation Authority Sewer Revenue, ETM, 6.75%, 11/15/2005                    70,000              70,833
McKean County, PA, Hospital & Healthcare Revenue,
Hospital Authority, Bradford Hospital, 6.1%, 10/1/2020                                     2,500,000           2,540,925
Pennsylvania, Economic Development Financing Revenue
Authority, Dr. Gertrude A. Barber Center Inc., 6.15%, 12/1/2020 (b)                        1,000,000           1,002,420
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (b)                         2,170,000           2,238,463
Pennsylvania, Higher Education Facilities Authority Revenue, Independent
Colleges & University, Series H8, 5.0%, 5/1/2011, Allied Irish Bank PLC (a)                1,640,000           1,663,780
Pennsylvania, Higher Education Revenue, 4.0%, 11/1/2022,
Allied Irish Bank PLC (a)                                                                    250,000             250,737
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority:
5.15%, 9/15/2006 (b)                                                                         345,000             345,921
6.35%, 4/1/2006                                                                              285,000             290,059
Pennsylvania, Higher Educational Facilities Authority,
College & University Revenue, University of The Arts:
5.2%, 3/15/2010 (b)                                                                          245,000             245,309
5.25%, 3/15/2011 (b)                                                                         265,000             265,318
5.3%, 3/15/2012 (b)                                                                          265,000             265,302
Pennsylvania, Higher Educational Facilities Authority,
Health Sciences Revenue:
5.0%, 11/15/2005 (b)                                                                       1,010,000           1,016,181
5.0%, 11/15/2006 (b)                                                                         490,000             502,206
Pennsylvania, Higher Educational Facility,
Gwynedd Mercy College, 5.0%, 11/1/2008                                                       105,000             106,595
Pennsylvania, Housing Finance Agency, Single Family Mortgage,
Series 65A, AMT, 4.8%, 10/1/2022                                                              90,000              90,473
Pennsylvania, Housing Finance Authority, Rental Housing,
Series 50A, 5.35%, 10/1/2008                                                                  90,000              90,335
Pennsylvania, State General Obligation, Intergovernmental
Cooperative Authority, 2.43%*, 6/15/2022 (b)                                               7,280,000           7,280,000
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011                                         1,205,293           1,204,461
Philadelphia, PA, Industrial Development Revenue, Authority for
Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013                                                                     320,000             313,955
Series C, 4.7%, 7/1/2013                                                                     305,000             299,239
Series E, 4.7%, 7/1/2013                                                                     365,000             358,105
Philadelphia, PA, Multi-Family Housing Revenue,
Series B, AMT, 4.5%, 10/1/2013                                                             1,335,000           1,300,624
Pittsburgh, PA, General Obligation:
Series A, 5.0%, 9/1/2012 (b)                                                               3,000,000           3,246,000
Series 2012, 2013 & 2014, Prerefunded, 5.5%, 9/1/2012 (b)                                  2,000,000           2,105,520
Pittsburgh, PA, Industrial Development Revenue,
Urban Redevelopment Authority Series A:
144A, 5.75%, 12/1/2006, PNC Bank (a)                                                         445,000             453,562
6.0%, 12/1/2011, PNC Bank (a)                                                                550,000             554,713
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (b)                             330,000             331,271
Wilkes-Barre, PA, General Municipal Authority, Misericordia College,
Series B, 7.75%, 12/1/2012                                                                   330,000             331,142
York County, PA, Hospital & Healthcare Revenue, Lutheran
Social Services, 5.8%, 4/1/2006                                                              500,000             505,950
York County, PA, Housing Redevelopment Mortgage Corp.,
Series A, 6.875%, 11/1/2009                                                                  695,000             696,056
                                                                                                             ------------
                                                                                                              49,426,311

South Carolina 0.3%
South Carolina, Economic Development Authority Revenue,
Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008                                              500,000             512,245
South Carolina, Electric Revenue, Public Services Authority,
Series A, Prerefunded, 6.25%, 1/1/2022 (b)                                                 1,500,000           1,551,750
South Carolina, Housing Finance & Department Authority,
Runway Bay Apartments Projects, 5.5%, 12/1/2005                                               60,000              60,326
                                                                                                             ------------
                                                                                                               2,124,321

South Dakota 0.3%
South Dakota, Health & Educational Facilities Authority,
Rapid City Regional Hospital Project, ETM, 7.75%, 9/1/2007                                    75,000              78,724
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (b)                            1,130,000           1,200,026
South Dakota, Public Housing Revenue, Housing Development
Authority, Series B, 5.25%, 5/1/2017                                                         435,000             451,626
                                                                                                             ------------
                                                                                                               1,730,376

Tennessee 0.8%
Bristol, TN, Health & Educational Revenue, ETM, 6.9%, 1/1/2007                               125,000             129,133
Nashville & Davidson County, TN, General Obligation,
Metropolitan Government, Series A, 5.125%, 11/15/2007                                      4,560,000           4,741,214
Sullivan County, TN, Health Educational & Housing Facilities Board,
Multi-Family Housing Authority, Maple Oaks Apartment Project,
AMT, 3.0%, 12/1/2009                                                                         240,000             234,576
                                                                                                             ------------
                                                                                                               5,104,923

Texas 4.1%
Austin, TX, General Obligation, 5.0%, 9/1/2010                                             6,000,000           6,265,800
Austin, TX, Sports, Expo & Entertainment Revenue,
Convention Enterprises Inc., Series B, 5.75%, 1/1/2016                                     5,500,000           5,846,885
Bexar County, TX, Single Family Housing Revenue,
Single Family Mortgage, Series C, 5.5%, 3/1/2019                                             779,500             780,373
Harris County, TX, Hospital & Healthcare Revenue, 7.4%, 2/15/2010 (b)                      2,375,000           2,617,155
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities
Development Corp., Series A, 6.0%, 6/1/2009 (b)                                              210,000             229,641
Harris County, TX, Housing Finance Corp., Single Family
Mortgage Revenue, Series A, 7.75%, 9/1/2014                                                   40,000              40,113
Lewisville, TX, Core City General Obligation,
Combination Contract, 4.75%, 9/1/2012 (b)                                                  2,255,000           2,343,035
Port Arthur, TX, Housing Finance Corp. Mortgage Revenue,
UDAG Project, Series A, 6.4%, 1/1/2028                                                       820,000             840,705
Tarrant County, TX, Multi-Family Housing Revenue,
Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013                                   1,020,000             986,809
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp.,
Series A, AMT, 3.85%, 1/20/2013                                                            1,050,000           1,048,257
Texas, Affordable Housing Corp., Multi-Family Housing Revenue,
American Opportunity Housing Portfolio, 4.05%, 9/1/2007 (b)                                2,030,000           2,033,938
Texas, Affordable Housing Corp., Multi-Family Housing Revenue,
Arborstone/Baybrook Oaks, Series A, 4.0%, 11/1/2006                                        1,020,000             966,246
Texas, Multi-Family Housing Revenue, Multi-Family Housing &
Community Affair, Series A, 2.36%*, 2/1/2023                                               1,640,000           1,640,000
Texas, Multi-Family Housing Revenue, Wintergreen Project,
AMT, 4.85%, 9/20/2012                                                                        160,000             167,598
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008                                    500,000             501,615
Texas, State Department Housing & Community Affairs,
Volente Project, AMT, 5.0%, 7/1/2008                                                         395,000             404,346
Texas, Trinity River Authority, Pollution Control Revenue,
Texas Instruments, Inc. Project, AMT, 6.2%, 3/1/2020                                          60,000              61,805
Travis County, TX, Housing Finance Corp., Multi-Family Housing Revenue,
Broadmoor Apartments Project, AMT, 5.7%, 6/1/2006 (b)                                        725,000             734,694
                                                                                                             ------------
                                                                                                              27,509,015

Utah 1.6%
Intermountain Power Agency, UT, Power Supply Revenue,
Series A, ETM, 6.15%, 7/1/2014 (b)                                                           250,000             269,213
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012                                                   75,000              75,458
Series A-2, Class III, AMT, 5.2%, 7/1/2011                                                   100,000             100,580
Series B-2, Class III, AMT, 5.25%, 7/1/2011                                                  110,000             110,542
Series A-2, Class II, AMT, 5.4%, 7/1/2016                                                    135,000             135,932
Series C, Class III, AMT, 6.25%, 7/1/2014                                                    325,000             328,386
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018                       1,300,000           1,337,856
Utah, Single Family Housing Revenue, Mortgage Revenue,
Series G, AMT, 4.875%, 1/1/2019                                                            2,615,000           2,622,662
Utah, Single Family Housing Revenue, Single Family Mortgage,
AMT, 3.875%, 7/1/2014                                                                      2,405,000           2,376,164
Utah, State General Obligation, Series F, Prerefunded, 5.0%, 7/1/2011                      3,405,000           3,542,528
                                                                                                             ------------
                                                                                                              10,899,321

Virginia 3.4%
Franklin, VA, Core City General Obligation, 4.875%, 10/1/2008 (c)                            290,000             290,041
Harrisonburg, VA, Redevelopment & Housing Authority,
Multi-Family Housing Revenue, 2.34%*, 8/1/2032                                             3,800,000           3,800,000
Newport News, VA, School District Revenue Lease, School Board:
2.5%, 11/1/2005                                                                              750,000             748,905
2.5%, 11/1/2006                                                                              790,000             782,100
3.0%, 11/1/2007                                                                              835,000             829,072
3.2%, 11/1/2008                                                                              885,000             876,115
3.2%, 11/1/2009                                                                              940,000             921,942
3.3%, 11/1/2010                                                                              995,000             970,901
3.5%, 11/1/2011                                                                            1,055,000           1,030,302
3.65%, 11/1/2012                                                                           1,125,000           1,098,979
3.75%, 11/1/2013                                                                           1,195,000           1,162,221
4.0%, 11/1/2014                                                                            1,270,000           1,249,858
4.1%, 11/1/2015                                                                            1,930,000           1,899,718
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%, 10/1/2007                            40,000              41,907
Suffolk, VA, Redevelopment & Housing Authority, Multi-Family
Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (b)                                    1,500,000           1,555,035
Virginia, Commonwealth Transportation Board Revenue,
US Rte. 58 Corridor Development Project, Series B, 5.375%, 5/15/2012                       4,700,000           5,118,958
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011                           275,000             276,392
                                                                                                             ------------
                                                                                                              22,652,446

Washington 1.3%
King County, WA, Public Housing Revenue, Series A, 5.05%, 7/1/2013 (b)                     3,400,000           3,464,260
Washington, General Obligation, Series A, 5.75%, 7/1/2013                                  4,275,000           4,393,460
Washington, Housing Finance Authority, Nonprofit Housing Revenue,
Series B, 5.1%, 7/1/2010, US Bank NA (a)                                                      60,000              61,645
Washington, Housing Finance, Single Family Program,
Series 4N, 5.55%, 12/1/2016                                                                   10,000              10,066
Washington, Public Power Supply, System Nuclear Project
No. 2 Revenue, Series A, 5.6%, 7/1/2009 (b)                                                1,000,000           1,044,550
                                                                                                             ------------
                                                                                                               8,973,981

West Virginia 1.8%
West Virginia, School Building Authority Revenue,
Capital Improvements, 5.6%, 7/1/2015 (b)                                                  10,915,000          11,638,555
Wood County, WV, Building Community, St. Joseph's
Hospital Parkersburg, ETM, 6.625%, 1/1/2006 (b)                                              230,000             231,042
                                                                                                             ------------
                                                                                                              11,869,597

Wisconsin 1.6%
Milwaukee, WI, Sewer District, Series A, 5.5%, 10/1/2010                                   4,615,000           4,850,180
Wisconsin, State Clean Water Revenue, Series 1, Prerefunded, 5.3%, 6/1/2011                2,240,000           2,337,216
Wisconsin, State Hospital & Healthcare Revenue,
Health and Educational Facilities Authority,
Aurora Health Care, Inc., 5.25%, 8/15/2017 (b)                                             2,125,000           2,243,469
Wisconsin, State Hospital & Healthcare Revenue,
Health and Educational Facilities Authority,
Mercy Health System Corp., 6.0%, 8/15/2005 (b)                                             1,400,000           1,402,030
                                                                                                             ------------
                                                                                                              10,832,895


Total Municipal Bonds and Notes (Cost $653,478,168)                                                          654,266,116
                                                                                                             ------------
Municipal Inverse Floating Rate Notes 1.1%
California 0.2%
California, State General Obligation, Inverse Floater,
Series PA-1292, 273.991%*, 2/1/2015 (b)                                                      115,000           1,365,713
                                                                                                             ------------
Connecticut 0.3%
Connecticut, State General Obligation, Inverse Floater,
Series 1144, 26.915%*, 12/1/2016 (b)                                                       1,000,000           1,920,800
                                                                                                             ------------
New York 0.2%
New York, NY, General Obligation, Inverse Floater,
Series PA-1291, 81.592%*, 3/1/2016 (b)                                                       365,000           1,404,159
                                                                                                             ------------
Pennsylvania 0.2%
Philadelphia, PA, School District, Inverse Floater,
Series PA-1294, 50.98%*, 8/1/2017 (b)                                                        500,000           1,313,650
                                                                                                             ------------
Texas 0.2%
San Antonio, TX, Independent School District, Inverse Floater,
Series RR-II-R-368, 50.885%*, 2/15/2013                                                      500,000           1,367,800
                                                                                                             ------------

Total Municipal Inverse Floating Rate Notes (Cost $7,492,702)                                                  7,372,122
                                                                                                             ------------
                                                                                              Shares            Value ($)
                                                                                              ------            ---------

Open Ended Investment Company 1.9%
BlackRock Liquidy Fund MuniCash, 2.18%
(Cost $13,020,026)                                                                        13,020,026          13,020,026
                                                                                                             ------------

                                                                                                % of
                                                                                            Net Assets        Value ($)
                                                                                            ----------        ---------

Total Investment Portfolio  (Cost $673,990,896)                                                100.0         674,658,264
Other Assets and Liabilities, Net                                                                0.0             -59,914
                                                                                                             ------------
Net Assets                                                                                     100.0         674,598,350
                                                                                                             ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of July 31, 2005.

(a) The security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

                                                          As a % of Total
Insurance Coverage                                    Investment Portfolio
--------------------------------------------------------------------------
American Capital                                               2.1
--------------------------------------------------------------------------
Ambac Financial Group                                          8.9
--------------------------------------------------------------------------
Bond Investors Guaranty                                        0.3
--------------------------------------------------------------------------
College Construction Loan                                      0.8
--------------------------------------------------------------------------
Financial Guaranty Insurance Company                           3.3
--------------------------------------------------------------------------
Financial Security Assurance Inc.                              3.5
--------------------------------------------------------------------------
MBIA Corporation                                              10.9
--------------------------------------------------------------------------
RaDain Asset Assurance                                         1.7
--------------------------------------------------------------------------
XL Capital Assurance Inc.                                      0.1
--------------------------------------------------------------------------

(c) Taxable issue.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2005, open interest rate swaps were as follows:

             Effective/                                                       Cash Flows     Net Unrealized
             Expiration                Notional            Cash Flows Paid   Received by the  Appreciation/
                Dates                     Amount($)        by the Fund        Fund          Depreciation($)
--------------------------------------------------------------------------------------------------------------
              9/7/2005
              9/7/2010                 72,000,000+       Fixed - 4.487%      Floating - LIBOR 339,956
-------------------------------------------------------------------------------------------------------
              4/15/2006
              4/15/2015                 7,300,000++      Fixed - 4.957%      Floating - LIBOR (93,194)
-------------------------------------------------------------------------------------------------------
              4/13/2006
              4/13/2016                 7,000,000++      Fixed - 5.107%      Floating - LIBOR(161,929)
-------------------------------------------------------------------------------------------------------
              6/6/2006
              6/6/2016                  6,700,000+++     Fixed - 4.438%      Floating - LIBOR 192,430
-------------------------------------------------------------------------------------------------------
              4/21/2006
              4/21/2017                 6,300,000++      Fixed - 4.871%      Floating - LIBOR (17,609)
-------------------------------------------------------------------------------------------------------
              6/6/2006
              6/6/2017                  6,750,000+++     Fixed - 4.476%      Floating - LIBOR 204,663
-------------------------------------------------------------------------------------------------------
Total net unrealized appreciation on open rate interest swaps                                 464,317
-------------------------------------------------------------------------------------------------------

Counterparties:

+   Citibank, N.A.
++  Merryll Linch & Co.
+++ Morgan Stanley

LIBOR: Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Short-Term Municipal Bond Fund, a series of
                                    Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Short-Term Municipal Bond Fund, a series of
                                    Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005